Consolidated Statements of Cash Flows - USD ($)		1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss			$ (81,511,000)	$ (67,301,000)	$ (56,400,000)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			2,661,000	1,674,000	660,000
Share-based compensation			3,196,000	2,171,000	1,377,000
Capital loss (gain)			(6,000)	0	325,000
Issuance of Preferred C-1 Shares to a customer			14,800,000	0	0
Foreign exchange (gain) loss			(572,000)	(729,000)	612,000
Decrease (increase) in prepaid expenses and other assets			(1,296,000)	1,231,000	(2,557,000)
Increase in trade receivable			(1,485,000)	(1,060,000)	(59,000)
Increase in inventories			(823,000)	(200,000)	(1,141,000)
Increase (decrease) in trade payables			606,000	(2,255,000)	7,412,000
Increase (decrease) in accrued expenses and other liabilities			(820,000)	(5,566,000)	7,426,000
Increase in employees and payroll accruals			2,111,000	223,000	1,618,000
Increase in advances from customers and deferred revenues			1,198,000	2,587,000	1,348,000
Changes in operating assets and liabilities:
Net cash used in operating activities			(61,941,000)	(69,225,000)	(39,379,000)
Cash flows from investing activities:
Purchase of property and equipment			(5,120,000)	(5,850,000)	(6,853,000)
Proceeds from sales of property and equipment			47,000	0	7,000
Proceeds from (investment in) bank deposits, net			34,720,000	(34,720,000)	47,002,000
Increase in restricted deposits			(56,000)	0	0
Net cash provided by (used in) investing activities			29,591,000	(40,570,000)	40,156,000
Cash flows from financing activities:
Proceeds from Issuance of convertible preferred shares, net of issuance expenses			8,934,000	161,233,000	0
Proceeds from exercise of options			284,000	73,000	10,000
Proceeds from loan			0	2,020,000	584,000
Repayment of loan			(277,000)	(204,000)	0
Net cash provided by financing activities			8,941,000	163,122,000	594,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash			748,000	900,000	(612,000)
Increase (decrease) in cash, cash equivalents and restricted cash			(22,661,000)	54,227,000	759,000
Cash, cash equivalents and restricted cash at beginning of the year			73,427,000	19,200,000	18,441,000
Cash, cash equivalents and restricted cash at end of the year	$ 73,427,000	$ 73,427,000	50,766,000	73,427,000	19,200,000
Cash – Beginning			72,792,000	18,555,000
Cash – Ending	72,792,000	72,792,000	49,950,000	72,792,000	18,555,000
Cash received during the year for:
Interest			553,000	1,279,000	493,000
Cash paid during the year for:
Interest			89,000	94,000	29,000
Income taxes			85,000	10,000	28,000
Non-cash transactions:
Investment in non-marketable equity securities in consideration for property and equipment			64,000	98,000	0
Reclassification from property and equipment. net to inventories			512,000	0	0
Cash, cash equivalents and restricted cash at end of the year
Cash and cash equivalents	72,792,000	72,792,000	49,950,000	72,792,000	18,555,000
Short-term restricted deposits	8,000	8,000	8,000	8,000	8,000
Restricted deposits	627,000	627,000	808,000	627,000	637,000
Cash, cash equivalents and restricted cash at end of the year	73,427,000	73,427,000	50,766,000	73,427,000	$ 19,200,000
Collective Growth Corp [Member]
Cash flows from operating activities:
Net loss	(348)	(348)	(29,854,803)
Adjustments required to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account			(94,642)
Unrealized gain on marketable securities held in Trust Account			(5,441)
Change in fair value of warrant liability			26,454,375
Compensation expense			1,665,188
Deferred consulting fee payable			72,000
Changes in operating assets and liabilities:
Prepaid expenses			(61,651)
Accrued expenses			371,244
Transaction costs associated with Initial Public Offering			700,705
Net cash used in operating activities		(348)	(753,025)
Cash flows from investing activities:
Investment of cash into Trust Account			(150,000,000)
Net cash provided by (used in) investing activities			(150,000,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid			147,000,000
Proceeds from sale of Private Placement Units			2,625,000
Proceeds from sale of Private Placement Warrants			1,875,000
Proceeds from promissory notes – related party		7,848	104,058
Repayment of promissory notes – related party			(111,906)
Payment of offering costs		(7,500)	(454,797)
Net cash provided by financing activities		348	151,037,355
Net Change in Cash			284,330
Cash – Beginning			0
Cash – Ending	0	0	284,330	0
Cash, cash equivalents and restricted cash at end of the year
Cash and cash equivalents	$ 0	0	284,330	$ 0
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Initial classification of Class A common stock subject to redemption			131,280,140
Change in value of Class A common stock subject to possible redemption			(33,503,140)
Deferred underwriting fee payable			$ 5,250,000
Offering costs paid by Sponsor in exchange for issuance of Class B common stock		$ 25,000